CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	1 Months Ended	4 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 02, 2021	Dec. 31, 2021
Cash Flows from Operating Activities:
NET LOSS ATTRIBUTABLE TO CONTROLLING INTERESTS	$ (10,081,000)		$ (146,400,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Gain (loss) from change in fair value of warrant liability	(2,272,000)		7,665,000
Changes in operating assets and liabilities:
Prepaid expenses	(4,704,000)		4,254,000
Accounts payable and accrued expenses	7,732,000		34,224,000
Net cash used in operating activities	(15,342,000)		(51,129,000)
Cash Flows from Investing Activities:
Net cash used in investing activities	(47,856,000)		(8,209,000)
Cash Flows from Financing Activities:
Net cash provided by financing activities	198,677,000		24,790,000
Cash and restricted cash at beginning of period	5,355,000		39,903,000	$ 39,903,000
Cash and restricted cash at end of period	140,834,000	$ 39,903,000	5,355,000	140,834,000
Foresight Acquisition Corp
Cash Flows from Operating Activities:
NET LOSS ATTRIBUTABLE TO CONTROLLING INTERESTS		(2,286)	(24,805,124)
Adjustments to reconcile net loss to net cash used in operating activities:
Interest earned on marketable securities held in Trust Account			(17,136)
Gain (loss) from change in fair value of warrant liability			2,074,467
Transaction costs incurred in connection with IPO			234,419
Changes in operating assets and liabilities:
Prepaid expenses			(355,188)
Accounts payable and accrued expenses		2,286	21,282,014
Net cash used in operating activities			(1,586,548)
Cash Flows from Investing Activities:
Investment of cash into trust Account			(316,250,000)
Net cash used in investing activities			(316,250,000)
Cash Flows from Financing Activities:
Proceeds from issuance of Class B common stock to Sponsor		25,000
Proceeds from sale of Units, net of underwriting discounts paid			309,924,999
Proceeds from sale of Private Placements Warrants			8,325,000
Proceeds from convertible promissory note - related party		275,000
Advances from related party			150,000
Repayment of convertible promissory note - related party			(275,000)
Payment of offering costs		(120,488)	(367,028)
Net cash provided by financing activities		179,512	317,757,971
Net (Decrease) Increase in Cash		179,512	(78,577)
Cash and restricted cash at beginning of period	$ 100,935		179,512	$ 179,512
Cash and restricted cash at end of period		179,512	100,935
Non-cash investing and financing activities:
Offering costs included in accrued offering cost		$ 94,960	15,450
Initial classification of Class A common stock subject to possible redemption			$ 316,250,000